Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information	Segment Information
13(1)    General information
Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.
13(2)    Geographical information
Geographical information for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023
	Revenue	Revenue	Revenue
United States	$20,173	$24,291	$24,992
Japan	4,520	4,717	4,301
France	3,206	3,431	4,170
Others	12,861	14,861	20,042
	$40,760	$47,300	$53,505
Geographical information on the revenue shows the location in which sales were generated. Non-current assets amounted to $731 and $1,304 as of December 31, 2022 and 2023, respectively.
Substantially all of the Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, are located in Taiwan.
13(3)    Major customer information
Major customer information of the Group (exceed 10% of revenue) for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023
	Revenue	Revenue	Revenue
Client A	$5,869	$5,195	$4,416
Note: Client A does not exceed 10% of revenue for the year ended December 31, 2023.